SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets other than goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Indefinite-lived Intangible Assets [Line Items]
Impairment of long-lived assets	$ 10,953	¥ 71,467	¥ 209,249	¥ 0
Luckin Pop Mini
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	7,157	46,696	0	0
Store operating equipment
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	1,507	9,834	0	0
Luckin Coffee EXPRESS
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	325	2,120	52,058	0
Constructing coffee bean
Indefinite-lived Intangible Assets [Line Items]
Impairment loss		0	5,275	0
Self-operating stores
Indefinite-lived Intangible Assets [Line Items]
Impairment loss		0	151,916	0
Linefriends food licensing
Indefinite-lived Intangible Assets [Line Items]
Impairment of long-lived assets	1,964	12,817
Impairment loss	$ 1,964	¥ 12,817	¥ 0	¥ 0